Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends Payable [Line Items]
Dividends paid	$ 0	$ 0	$ (14)
Series A Preferred Shares
Dividends Payable [Line Items]
Shares redeemed by the issuer			2,567
Number of shares outstanding	0	0	0